October 31, 2018

Via EDGAR System

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Re:       Sims Total Return Fund, Inc.

File Nos. 33-06343 and 811-04704

Rule 497(j) Certification

Ladies and Gentlemen:

The undersigned officer of Sims Total Return Fund, Inc. (the “Company”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.            that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 49 to Form N-1A Registration Statement filed by the Company on October 26, 2018, which became effective that same day.

2.            that the text of Post-Effective Amendment No. 49 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 26, 2018.

Very truly yours,

SIMS TOTAL RETURN FUND, INC.

By:	/s/ David C. Sims
David C. Sims
Chief Compliance Officer